SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
SHAREHOLDERS' EQUITY
Schedule of roll forward of reserves balances

	Foreign currency translation reserve	Cash flow hedging reserve	Remeasurements of the net defined benefit liability
Balances at January 1, 2015	8,803	4,268	407

Other comprehensive income for the year	835	3,253	86
Less: tax expense	—	(542)	—
Amounts reclassified to profit for the year	—	(7,121)	—
Less: tax benefit	—	1,187	—
Net other comprehensive income / (loss) for the year	835	(3,223)	86

Balances at December 31, 2015	9,638	1,045	493

Other comprehensive (loss) / income for the year	(13,970)	(11,324)	50
Less: tax benefit	—	2,219	—
Amounts reclassified to profit for the year	(2,086)	9,897	—
Less: tax expense	—	(1,992)	—
Net other comprehensive (loss) / income for the year	(16,056)	(1,200)	50

Balances at December 31, 2016	(6,418)	(155)	543

Other comprehensive loss for the year	(2,620)	(3,140)	(40)
Less: tax benefit	—	628	—
Amounts reclassified to profit for the year		3,748	—
Less: tax expense		(741)	—
Amounts reclassified to Additional paid in capital	(659)
Less: tax expense	—
Net other comprehensive (loss) / income for the year	(3,279)	495	(40)

Balances at December 31, 2017	(9,697)	340	503

Schedule of declared cash dividends

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Dividends declared (including dividends on treasury shares of 1,337, 1,950 and 1,922 respectively)	51,958	51,958	52,011
Dividends, RUB per ADS	52.00	52.00	50.34
Dividends, RUB per share	26.00	26.00	25.17

MGTS Group
SHAREHOLDERS' EQUITY
Schedule of financial information for non controlling interest

	Year ended December 31,
	2017	2016	2015
Non-controlling interest opening balance	(4,787)	(5,191)	(4,399)
Profit for the year attributable to non-controlling interest	(554)	(727)	(782)
Dividends to non-controlling interest	1,175	1,120	257
Other	(14)	11	(267)
Non-controlling interest closing balance	(4,180)	(4,787)	(5,191)

Schedule of financial information for non controlling interest in balance sheet
	December 31
	2017	2016
Current assets	22,595	25,301
Non-current assets	42,204	50,130
Current liabilities	(8,959)	(7,653)
Non- current liabilities	(7,250)	(7,965)

Schedule of financial information for non controlling interest in profit and loss
	Year ended December 31,
	2017	2016	2015
Revenue, gross of intercompany	(39,565)	(40,210)	(41,144)
Profit for the year, gross of intercompany	(9,719)	(12,167)	(13,322)